Consolidated Statements of Other Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net income (loss)	$ 65,000	$ (1,402,000)	$ (2,003,000)	$ (762,000)
Unrealized holding loss on available-for-sale securities – related party	231,000	(60,000)	140,000	68,000
Unrealized gain on marketable securities on assets held for sale		(4,171,000)		(3,113,000)
Comprehensive income (loss)	296,000	(5,633,000)	(1,863,000)	(3,807,000)
Net (income) loss attributable to noncontrolling interest	(9,000)	(328,000)	(9,000)	(661,000)
Comprehensive income (loss) attributable to Vestin Realty Mortgage II, Inc.			(1,863,000)
Total [Member]
Comprehensive income (loss) attributable to Vestin Realty Mortgage II, Inc.	$ 287,000	$ (5,961,000)	$ (1,872,000)	$ (4,468,000)